Equity	6 Months Ended
Sep. 30, 2024
Equity [Abstract]
Equity

11. Equity

Ordinary shares

The Company’s authorized share capital is 50,000,000 ordinary shares, par value $0.001 per share. On August 1, 2019, the Company issued 50,000,000 ordinary shares, which was considered as being part of the reorganization of the Company. On October 4, 2024, the Board of the Company approved the adoption of a dual-class share capital structure, pursuant to which the Company (i) reclassified all ordinary shares of the Company issued and outstanding into class A ordinary shares of the Company with a par value of US$0.001 each; (ii) redesignated 10,000,000 authorized but unissued ordinary shares of the Company into10,000,000 class B ordinary shares of the Company with a par value of US$0.001 each (the “Class B Ordinary Shares”); and (iii) redesignated the remaining authorized but unissued ordinary shares of the Company into Class A Ordinary Shares on a one-for-one basis.

On September 9, 2021, the sole shareholder of the Company surrendered 20,000,000 ordinary shares of US$0.001 par value each for no consideration. On September 9, 2021 the Company’s shareholders and Board of Directors approved to amend the authorized share capital from US$50,000, divided into 50,000,000 ordinary shares of a par value of US$0.001 per share, to US$150,000, divided into 150,000,000 ordinary shares of a par value of US$0.001 per share. The Company believes it is appropriate to reflect such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 150,000,000 authorized shares, par value of US$0.001, of which 30,000,000 and 30,000,000 were issued and outstanding as of March 31, 2022 and 2021.

On June 3, 2022, the Company completed its IPO on NASDAQ. In this offering, 5,000,000 ordinary shares were issued at a price of $5.00 per share. In addition, the Company incurred offering costs of $2,507,160 related to the IPO, which was charged as a reduction against additional paid-in capital. The Company raised net proceeds of $22,492,840 from the IPO.

On June 17, 2022, the Company issued 50,000 ordinary shares to its US counsel as a service fee equivalent to $200,000 for successful listing. The Company recorded the issuance as a share-based compensation expense of $200,000 as additional paid-in capital.  On January 20, the US counsel and the Company entered into an agreement relating to cancellation of 50,000 ordinary shares. In return, the Company paid cash consideration of $200,000 as service fees to the Company. The Company reversed the ordinary shares and additional paid-in capital.

On February 11, 2024, the Company entered into a securities purchase agreement (“Private Placement”) with an investor providing for the issuance and sale of (i) 2,000,000 ordinary shares of the Company, par value $0.001 per share, and (ii) registered warrants to purchase up to an aggregate of 2,000,000 Ordinary Shares at $2.75 per share, subject to adjustments thereunder, including a reduction in the exercise price, in the event of a subsequent offering at a price less than the then current exercise price, to the same price as the price in such offering (“Registered Warrants”). The Company collected net proceeds of $4,389,992 from the private placement.

For the six months ended September 30, 2024 and 2023, the Company issued an aggregate of 11,334 and 4,194 ordinary shares, respectively, to three non-executive directors as part of their compensation.

As of September 30, 2024 and March 31, 2024, the Company had 37,027,141 and 37,015,807 Class A Ordinary shares issued and outstanding, respectively. As of September 30, 2024 and March 31, 2024, the Company had nil Class B Ordinary shares issued and outstanding.

Registered Warrants

In connection with the Private Placement on February 11, 2024, the Company issued Registered Warrants to purchase up to an aggregate of 2,000,000 Ordinary Shares at $2.75 per share, subject to adjustments thereunder, including a reduction in the exercise price, in the event of a subsequent offering at a price less than the then current exercise price, to the same price as the price in such offering at a purchase price of $2.50 per ordinary share and accompanying Registered Warrant. The Registered Warrants are exercisable immediately upon issuance and will expire three (3) months from the date of issuance. As of the expiry date on May 11, 2024, the Registered Warrants were not exercised.

As the warrants meet the criteria for equity classification under ASC 815-40, the warrants are classified as equity.